Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2012	Mar. 20, 2024
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation
Unvested share options granted
Dividend yield		0.00%
Granted options (in Shares)
Aggregate ordinary shares (in Shares)	1,200,000
Ordinary shares with fair value	$ 1,332		185
Price per share (in Dollars per share)									$ 1.1
Stock Option [Member]
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation		$ 333	$ 185
Granted options (in Shares)
2012 Share Incentive Plan [Member]
Share Based Payments [Line Items]
Granted share options (in Shares)								6,000,000
Expire date of grant date								5 years